PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment Tables

	2011	2012
	(EUR in thousands)
Land	216,445	225,013
Buildings	970,246	999,468
Leasehold improvements	240,874	276,232
Furniture, fittings, machinery and vehicles	1,079,042	1,178,000
Total, at cost	2,506,607	2,678,713
Less: accumulated depreciation	(1,233,152)	(1,396,319)
Net book value	1,273,455	1,282,394
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 120,386 thousand, EUR 119,226 thousand and EUR 122,818 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating Leases
(EUR in thousands)
2013	88,664
2014	102,176
2015	59,877
2016	52,540
2017	44,043
Thereafter	137,494
Total minimum lease payments	484,794